Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				12 Months Ended				36 Months Ended
	Jun. 10, 2015	Feb. 17, 2015	Jan. 08, 2015	Feb. 03, 2014	Nov. 30, 2016	Nov. 27, 2014	Jan. 31, 2014	Jun. 18, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2016
Shareholders' Equity (Textual)
Issuance of ordinary shares									$ 1,283	$ 760	$ 1,742
Trading description									For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2013 and 2014 SEDA, and 93% for 2015 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, for the 2015 SEDA, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $150 for the 2013 SEDA, $500 for the 2014 and 2015 SEDA.
Ordinary shares, shares authorized									4,000,000	4,000,000
Increase in authorized share			1,500,000
Increase in common shares authorized prior to amendment			2,500,000
Stock option compensation expenses									$ 124	$ 130	$ 302
Stock Option [Member]
Shareholders' Equity (Textual)
Options still available for future grants									53,638
Vesting period									4 years
Stock option plan expiration date					May 31, 2023
Weighted-average grant-date fair value of options granted									$ 2.08	$ 2.43	$ 5.32
Weighted-average grant-date fair value of unvested options									$ 2.48
Total intrinsic value of options exercised									$ 0	$ 0	$ 0
Unrecognized compensation cost related to non-vested share-based compensation arrangements									98	187
Stock option compensation expenses									$ 124	$ 119	$ 100
Share based compensation options description					The Company's shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 100,000, from 275,000 to 375,000.				Each option granted under the Plan expires between 3-10 years from the date of the grant.
Options exercised									10,000
Exercise price of options									$ 29.6
YA Global Master SPV Ltd. [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares		$ 1,300		$ 2,000				$ 600
Number of ordinary shares issued, shares													1,031,515
Number of ordinary shares issued													$ 2,783
Number shares covered by warrants							161,000
Warrant extension term							2 years
Ordinary shares issued for commitment fee										28,930	13,711	7,500
YA Global Master SPV Ltd. [Member] | Note Purchase Agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares				2,500
Bridge loan				$ 500
Bridge loan expiration period				1 year
YA Global Master SPV Ltd. [Member] | Share Purchase Agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares	244,630
Issuance of ordinary shares	$ 573
Shares issued, Price per share	$ 2.406
Issuance expenses	$ 16
YA Global Master SPV Ltd. [Member] | Maximum [Member]
Shareholders' Equity (Textual)
Exercise price of warrants							$ 11
YA Global Master SPV Ltd. [Member] | Minimum [Member]
Shareholders' Equity (Textual)
Exercise price of warrants							$ 7.43
2013 SEDA [Member]
Shareholders' Equity (Textual)
Agreement period, Description									Two-year period
2014 SEDA [Member]
Shareholders' Equity (Textual)
Agreement period, Description									Three-year period
2015 SEDA [Member]
Shareholders' Equity (Textual)
Agreement period, Description									Forty-month period
Director's Fee [Member]
Shareholders' Equity (Textual)
Shares issued for services											2,652
Cukierman & Co. [Member]
Shareholders' Equity (Textual)
Shares issued for services									0	4,065	17,747
Edouard Cukierman [Member]
Shareholders' Equity (Textual)
Shares issued for services									0	0	17,079
THCAP [Member]
Shareholders' Equity (Textual)
Shares issued for services									0	0	6,004
THCAP [Member] | Director's Fee [Member]
Shareholders' Equity (Textual)
Shares issued for services									0	0	2,405
Novel Infrastructure, Ltd. [Member] | Share Purchase Agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares						128,147
Issuance of ordinary shares						$ 500
Payments of stock issuance costs						$ 33
iDnext [Member]
Shareholders' Equity (Textual)
Shares issued for services									4,882